Note 13 - Income Taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Provision at statutory rate, amount									$ 2,047	$ 3,214
Provision at statutory rate, percent									21.00%	21.00%
Tax-exempt income, amount									$ (669)	$ (647)
Tax-exempt income, percent									(6.90%)	(4.20%)
Nondeductible interest expense, amount									$ 16	$ 32
Nondeductible interest expense, percent									0.20%	0.20%
Stock-based compensation, amount									$ (4)	$ 0
Stock-based compensation, percent									0.00%	0.00%
Other, amount									$ 11	$ (7)
Other, percent									0.10%	(0.10%)
Total provision	$ 467	$ 295	$ 565	$ 74	$ 634	$ 661	$ 686	$ 611	$ 1,401	$ 2,592
Actual tax expense and effective rate, percent									14.40%	16.90%